LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Cost	R$ 794,702
Amortization	417,663
Balance to be amortized	377,039	R$ 385,042
Bonds
LOANS, FINANCING AND DEBENTURES
Cost	390,104
Amortization	175,219
Balance to be amortized	214,885	238,568
CRA and NCE
LOANS, FINANCING AND DEBENTURES
Cost	125,222
Amortization	98,232
Balance to be amortized	26,990	32,374
Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Cost	174,104
Amortization	69,510
Balance to be amortized	104,594	56,028
Debentures
LOANS, FINANCING AND DEBENTURES
Cost	24,467
Amortization	9,941
Balance to be amortized	14,526	16,039
BNDES ("IOF")
LOANS, FINANCING AND DEBENTURES
Cost	62,658
Amortization	47,900
Balance to be amortized	14,758	40,611
Others
LOANS, FINANCING AND DEBENTURES
Cost	18,147
Amortization	16,861
Balance to be amortized	R$ 1,286	R$ 1,422